Quarterly Holdings Report
for
Fidelity® Series Sustainable Emerging Markets Fund
July 31, 2024
SMK-NPRT3-0924
1.9908945.101
Common Stocks - 91.8%
	Shares	Value ($)
Australia - 0.2%
Paladin Energy Ltd. (Australia) (a)	1,769	13,200
Brazil - 5.2%
Banco do Brasil SA	2,392	11,228
Cury Construtora e Incorporado SA	2,785	10,931
ENGIE Brasil Energia SA	5,775	45,159
Hapvida Participacoes e Investimentos SA (a)(b)	36,501	26,265
Localiza Rent a Car SA	3,160	24,487
Lojas Renner SA	13,994	32,807
MercadoLibre, Inc. (a)	29	48,398
Nu Holdings Ltd. Class A (a)	3,079	37,348
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR ADR (non-vtg.)	1,276	16,792
sponsored ADR	1,505	21,476
PRIO SA	2,100	17,840
Raia Drogasil SA	10,373	50,617
Rede D'Oregon Sao Luiz SA (b)	2,300	11,219
Suzano SA	1,556	14,817
Transmissora Alianca de Energia Eletrica SA	3,372	20,144
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,200	9,460
XP, Inc. Class A	2,794	47,805
TOTAL BRAZIL		446,793
Chile - 0.3%
Banco de Chile	240,389	28,639
China - 23.9%
Airtac International Group	1,000	25,746
Alibaba Group Holding Ltd.	18,223	179,318
Anta Sports Products Ltd.	3,000	26,917
BeiGene Ltd. ADR (a)	85	14,159
Bilibili, Inc. ADR (a)	602	9,120
BYD Co. Ltd. (H Shares)	2,210	65,427
China Communications Services Corp. Ltd. (H Shares)	32,735	16,843
China Construction Bank Corp. (H Shares)	254,178	177,957
China Gas Holdings Ltd.	13,715	12,481
China Jushi Co. Ltd. (A Shares)	17,400	25,643
China Life Insurance Co. Ltd. (H Shares)	20,358	28,298
China Merchants Bank Co. Ltd. (H Shares)	3,000	12,479
China Resources Beer Holdings Co. Ltd.	253	787
ENN Energy Holdings Ltd.	3,487	24,503
Foxconn Industrial Internet Co. Ltd. (A Shares)	5,800	19,152
Fuyao Glass Industries Group Co. Ltd. (A Shares)	5,200	32,418
Guangdong Investment Ltd.	13,959	7,325
Haier Smart Home Co. Ltd.	18,771	61,370
Haier Smart Home Co. Ltd. (A Shares)	10,800	40,823
Haitian International Holdings Ltd.	7,755	22,482
Hansoh Pharmaceutical Group Co. Ltd. (b)	12,000	26,234
Industrial & Commercial Bank of China Ltd. (H Shares)	64,036	35,572
Innovent Biologics, Inc. (a)(b)	5,762	28,541
JD.com, Inc.:
Class A	2,808	37,025
sponsored ADR	1,193	31,483
Kanzhun Ltd. ADR	595	8,080
KE Holdings, Inc. ADR	1,197	16,578
Kuaishou Technology Class B (a)(b)	3,100	17,379
Kunlun Energy Co. Ltd.	15,844	15,372
Kweichow Moutai Co. Ltd. (A Shares)	100	19,686
Lenovo Group Ltd.	39,229	50,613
Li Ning Co. Ltd.	4,000	7,475
Medlive Technology Co. Ltd. (b)	6,000	5,775
Meituan Class B (a)(b)	8,650	119,774
NetEase, Inc. ADR	315	29,015
New Oriental Education & Technology Group, Inc. (a)	1,100	7,120
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	597	37,504
Ping An Insurance Group Co. of China Ltd. (H Shares)	14,006	60,823
Proya Cosmetics Co. Ltd. (A Shares)	700	8,895
Shangri-La Asia Ltd.	10,000	7,014
Shenzhen Inovance Technology Co. Ltd. (A Shares)	4,800	31,015
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,400	49,857
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares)	300	6,067
Sinopharm Group Co. Ltd. (H Shares)	2,719	6,390
Sinotruk Hong Kong Ltd.	11,782	30,990
Tencent Holdings Ltd.	8,570	395,475
TravelSky Technology Ltd. (H Shares)	8,198	9,244
Trip.com Group Ltd. ADR (a)	1,608	68,388
Tsingtao Brewery Co. Ltd. (H Shares)	2,320	14,832
Uni-President China Holdings Ltd.	17,000	14,013
Yifeng Pharmacy Chain Co. Ltd.	720	2,088
Zai Lab Ltd. (a)	3,945	7,468
Zhongji Innolight Co. Ltd. (A Shares)	400	7,175
ZTO Express, Inc. sponsored ADR	1,125	21,319
TOTAL CHINA		2,037,527
Greece - 1.1%
Alpha Services and Holdings SA	29,521	54,409
OPAP SA	1,675	29,204
Piraeus Financial Holdings SA	1,478	6,244
TOTAL GREECE		89,857
Hong Kong - 0.9%
ASMPT Ltd.	1,666	17,379
Huanxi Media Group Ltd. (a)	61,876	4,593
Kerry Properties Ltd.	7,552	12,875
Prudential PLC	4,394	39,653
TOTAL HONG KONG		74,500
Hungary - 0.4%
OTP Bank PLC	632	32,364
India - 13.8%
Axis Bank Ltd. sponsored GDR (Reg. S)	2,386	167,020
HDFC Bank Ltd. sponsored ADR	2,835	170,128
ICICI Bank Ltd. sponsored ADR	9,384	273,168
Infosys Ltd. sponsored ADR	6,898	152,653
Larsen & Toubro Ltd. GDR	2,406	109,714
Mahindra & Mahindra Ltd. sponsored GDR	272	9,520
Reliance Industries Ltd. GDR (b)	4,047	291,789
TOTAL INDIA		1,173,992
Indonesia - 2.3%
PT Bank Central Asia Tbk	162,230	102,516
PT Bank Mandiri (Persero) Tbk	27,100	10,688
PT Bank Rakyat Indonesia (Persero) Tbk	227,566	65,480
PT Sumber Alfaria Trijaya Tbk	54,828	9,576
PT Telkom Indonesia Persero Tbk	63,603	11,296
TOTAL INDONESIA		199,556
Korea (South) - 10.6%
AMOREPACIFIC Corp.	393	52,131
Coway Co. Ltd.	425	19,330
Delivery Hero AG (a)(b)	542	12,059
Hana Financial Group, Inc.	485	22,908
Hyundai Motor Co. Ltd.	109	19,814
Kakao Corp.	532	15,225
Kakao Pay Corp. (a)	101	1,862
KB Financial Group, Inc.	706	45,872
Kia Corp.	317	25,942
LG Corp.	146	9,241
LS Electric Co. Ltd.	146	19,612
NAVER Corp.	495	62,878
Samsung Biologics Co. Ltd. (a)(b)	37	25,337
Samsung Electronics Co. Ltd.	6,450	395,064
Samsung Fire & Marine Insurance Co. Ltd.	47	12,781
SK Hynix, Inc.	925	131,411
SK Square Co. Ltd. (a)	522	32,849
TOTAL KOREA (SOUTH)		904,316
Malaysia - 0.5%
CIMB Group Holdings Bhd	25,700	41,561
Mexico - 1.9%
Corporacion Inmobiliaria Vesta S.A.B. de CV	10,091	29,551
Corporacion Inmobiliaria Vesta S.A.B. de CV ADR	976	28,675
Gruma S.A.B. de CV Series B	239	4,468
Grupo Financiero Banorte S.A.B. de CV	6,591	49,389
Grupo Mexico SA de CV Series B	1,900	10,708
Wal-Mart de Mexico SA de CV Series V	11,123	36,991
TOTAL MEXICO		159,782
Netherlands - 0.5%
CTP BV (b)	2,371	41,415
Panama - 0.4%
Copa Holdings SA Class A	406	36,033
Philippines - 0.5%
Ayala Land, Inc.	40,000	20,228
International Container Terminal Services, Inc.	3,440	20,993
TOTAL PHILIPPINES		41,221
Poland - 1.0%
Allegro.eu SA (a)(b)	5,787	53,144
CD Projekt SA	413	16,572
Dino Polska SA (a)(b)	51	4,529
Powszechna Kasa Oszczednosci Bank SA	832	12,376
TOTAL POLAND		86,621
Puerto Rico - 0.2%
Liberty Latin America Ltd. Class C (a)	1,778	18,847
Saudi Arabia - 3.0%
Al Rajhi Bank	3,346	76,339
Alinma Bank	6,758	58,360
Bupa Arabia for Cooperative Insurance Co.	403	24,748
Dr Sulaiman Al Habib Medical Services Group Co.	525	40,300
Sabic Agriculture-Nutrients Co.	514	16,111
The Saudi National Bank	4,331	43,865
TOTAL SAUDI ARABIA		259,723
South Africa - 4.4%
Capitec Bank Holdings Ltd.	576	89,693
Discovery Ltd.	4,708	36,914
FirstRand Ltd.	8,897	39,911
Gold Fields Ltd.	2,956	51,463
Impala Platinum Holdings Ltd.	4,430	22,758
Northam Platinum Holdings Ltd.	2,202	17,248
Pepkor Holdings Ltd. (b)	43,337	48,518
Pick 'n Pay Stores Ltd. (a)	8,051	10,278
Pick 'n Pay Stores Ltd. rights 8/2/24 (a)	4,115	1,670
Shoprite Holdings Ltd.	2,987	49,945
Standard Bank Group Ltd.	268	3,264
TOTAL SOUTH AFRICA		371,662
Taiwan - 18.3%
Alchip Technologies Ltd.	1,000	81,805
ASE Technology Holding Co. Ltd.	4,242	19,884
Asia Vital Components Co. Ltd.	1,073	21,459
AURAS Technology Co. Ltd.	1,000	20,871
BizLink Holding, Inc.	2,225	26,088
Chailease Holding Co. Ltd.	13,472	63,124
Delta Electronics, Inc.	2,000	25,800
Gigabyte Technology Co. Ltd.	1,000	8,123
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,000	73,941
King Yuan Electronics Co. Ltd.	3,755	12,295
MediaTek, Inc.	1,000	38,252
Quanta Computer, Inc.	6,073	51,967
Taiwan Semiconductor Manufacturing Co. Ltd.	35,437	1,038,261
Uni-President Enterprises Corp.	25,473	65,749
Unimicron Technology Corp.	2,000	11,194
Yageo Corp.	73	1,788
TOTAL TAIWAN		1,560,601
Tanzania - 0.3%
Helios Towers PLC (a)	17,218	28,022
United Arab Emirates - 0.5%
ADNOC Drilling Co. PJSC	20,393	24,430
Emaar Properties PJSC	9,389	22,060
TOTAL UNITED ARAB EMIRATES		46,490
United Kingdom - 0.4%
AngloGold Ashanti PLC	1,058	29,709
United States of America - 1.2%
FirstCash Holdings, Inc.	492	54,907
Tenaris SA sponsored ADR	19	605
Titan Cement International Trading SA	1,378	48,916
TOTAL UNITED STATES OF AMERICA		104,428
TOTAL COMMON STOCKS (Cost $7,141,107)		7,826,859

Nonconvertible Preferred Stocks - 1.0%
	Shares	Value ($)
Brazil - 0.6%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	5,014	21,772
Metalurgica Gerdau SA (PN)	17,064	32,070
TOTAL BRAZIL		53,842
Korea (South) - 0.4%
Hyundai Motor Co. Ltd. Series 2	269	32,717
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $81,573)		86,559

Money Market Funds - 5.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (c) (Cost $473,931)	473,836	473,931

TOTAL INVESTMENT IN SECURITIES - 98.4% (Cost $7,696,611)	8,387,349
NET OTHER ASSETS (LIABILITIES) - 1.6% (d)	134,963
NET ASSETS - 100.0%	8,522,312

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	9	Sep 2024	493,425	(869)	(869)

The notional amount of futures purchased as a percentage of Net Assets is 5.8%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $711,978 or 8.4% of net assets.

(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $12,465 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	118,523	3,007,322	2,651,907	10,261	(7)	-	473,931	0.0%
Total	118,523	3,007,322	2,651,907	10,261	(7)	-	473,931

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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